Financial Instruments Fair Value Disclosures - Summary of Contingent Consideration and Other Financial Liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Total - Contingent consideration and Other financial liabilities	€ 27,199	€ 24,754
Contingent consideration [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance Contingent consideration at 1 January	19,853	20,282
Fair value adjustment	1,966	(430)
Closing balance Contingent consideration at June 30	21,819	19,853
Opening balance Other financial liabilities at 1 January	4,901	4,905
Fair value adjustment	479	(4)
Closing balance Other financial liabilities at June 30	5,380	4,901
Total - Contingent consideration and Other financial liabilities	€ 27,199	€ 24,754